Consolidated Statements of Operations and Comprehensive Income		12 Months Ended
		Mar. 31, 2024 SGD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 SGD ($) $ / shares shares	Mar. 31, 2022 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 41,353,555	$ 30,689,095	$ 37,643,696	$ 29,813,611
Cost of revenue		(26,645,034)	(19,773,680)	(25,503,026)	(21,069,733)
Gross profit		14,708,521	10,915,415	12,140,670	8,743,878
Operating expenses
Selling and marketing expenses		(3,423,531)	(2,540,654)	(2,104,824)	(1,650,101)
Research and development expenses		(76,386)	(56,687)	(83,684)	(89,067)
General and administrative expenses		(7,044,966)	(5,228,175)	(5,169,398)	(4,500,000)
Total operating expenses		(10,544,883)	(7,825,516)	(7,357,906)	(6,239,168)
Income from operations		4,163,638	3,089,899	4,782,764	2,504,710
Other income (expense)
Other income, net		198,440	147,265	156,878	130,493
Interest expense		(214,462)	(159,155)	(142,496)	(119,180)
Total other income, net		(16,022)	(11,890)	14,382	11,313
Income before income tax		4,147,616	3,078,009	4,797,146	2,516,023
Income tax expense		(792,207)	(587,909)	(870,325)	(439,015)
Net income and comprehensive income		$ 3,355,409	$ 2,490,100	$ 3,926,821	$ 2,077,008
Weighted average number of ordinary shares
Basic (in Shares)	[1]	12,500,000	12,500,000	12,500,000	12,500,000
Earnings per share
Basic (in Dollars per share and Dollars per share) | (per share)		$ 0.27	$ 0.2	$ 0.31	$ 0.17

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 14.